Item 1. Schedule of Investments


 T.Rowe Price Diversified Mid-Cap Growth Fund
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                           Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.9%
 CONSUMER DISCRETIONARY  20.8%
 Auto Components  0.1%
 Gentex ss.                                             1,900         61

                                                                      61

 Automobiles  0.6%
 Harley-Davidson                                       1,300         75

 Thor Industries                                       2,400         72

 Winnebago ss.                                         3,100         98

                                                                     245

 Hotels, Restaurants & Leisure  6.4%
 Alliance Gaming *ss.                                  3,700         35

 Boyd Gaming                                           4,500         235

 Choice Hotels International                           4,400         273

 Fairmont Hotels ss.                                   3,200         106

 Hilton                                                4,000         89

 International Game Technology                         7,600         203

 Marriott, Class A                                     6,700         449

 Multimedia Games *ss.                                 3,800         29

 Outback Steakhouse                                    1,500         69

 Royal Caribbean Cruises ss.                           6,000         268

 Ruby Tuesday ss.                                      3,100         75

 Shuffle Master *ss.                                   5,098         148

 Station Casinos                                       6,900         466

 The Cheesecake Factory *                              2,400         85

 WMS Industries *ss.                                   1,800         51

 Wynn Resorts *ss.                                     3,400         230

                                                                     2,811

 Household Durables  0.9%
 Centex                                                1,300         75

 KB Home                                               700           82

 Lennar, Class A                                       1,400         79

 Pulte                                                 1,100         81

 Toll Brothers *                                       1,000         79

                                                                     396

 Internet & Catalog Retail  0.3%
 Amazon.com *                                          4,200         144

                                                                     144

 Leisure Equipment & Products  0.5%
 Brunswick                                             2,300         108

 Mattel                                                4,800         102

                                                                     210

 Media  6.2%
 Citadel Broadcasting *ss.                             3,000         41

 Cox Radio, Class A *                                  6,800         114

 Cumulus Media, Class A *ss.                           3,300         47

 Dow Jones ss.                                         1,700         64

 Dreamworks Animation, Class A *                       1,300         53

 Entercom Communications *                             2,400         85

 Getty Images *ss.                                     3,800         270

 Harte-Hanks                                           2,600         72

 Lamar Advertising *                                   1,800         73

 McGraw-Hill                                           1,000         87

 Meredith                                              3,700         173

 New York Times, Class A                               3,700         135

 Omnicom                                               2,600         230

 Radio One, Class D *                                  6,600         97

 Regent Communications *ss.                            10,600        57

 Rogers Communications, Class B ss.                    3,500         95

 Salem Communications, Class A *                       6,400         132

 Scripps, Class A                                      2,600         127

 Spanish Broadcasting, Class A *ss.                    9,200         94

 Univision Communications, Class A *                   8,000         222

 Washington Post, Class B                              200           179

 Westwood One *                                        2,900         59

 WPP Group ADR ss.                                     3,600         204

                                                                     2,710

 Multiline Retail  1.8%
 99 Cents Only Stores *ss.                             3,100         41

 Dollar General ss.                                    12,700        278

 Dollar Tree Stores *                                  4,500         129

 Family Dollar Stores                                  9,200         280

 Fred's, Class A ss.                                   3,100         53

                                                                     781

 Specialty Retail  3.7%
 Bed Bath & Beyond *                                   4,800         175

 Men's Wearhouse *                                     1,800         76

 O'Reilly Automotive *                                 1,600         79

 PETsMART                                              5,600         161

 Ross Stores                                           7,600         222

 Staples                                               5,000         157

 Tiffany                                               8,700         300

 TJX                                                   11,500        283

 Williams-Sonoma *                                     4,800         177

                                                                     1,630

 Textiles, Apparel, & Luxury Goods  0.3%
 Coach *                                               1,900         108

                                                                     108

 Total Consumer Discretionary                                        9,096

 CONSUMER STAPLES  1.5%
 Beverages  0.1%
 Cott *ss.                                             1,800         43

                                                                       43

 Food & Staples Retailing  0.1%
 CVS                                                   1,000         53

                                                                     53

 Food Products  1.0%
 Delta Pine & Land                                     1,800         49

 Hershey Foods                                         2,300         139

 McCormick ss.                                         1,600         55

 Tootsie Roll Industries                               3,520         105

 Wrigley                                               1,200         79

                                                                     427

 Household Products  0.1%
 Clorox                                                900           57

                                                                     57

 Personal Products  0.2%
 Estee Lauder, Class A                                 2,000         90

                                                                     90

 Total Consumer Staples                                              670

 ENERGY  2.9%
 Energy Equipment & Services  2.2%
 Baker Hughes                                          4,800         213

 BJ Services                                           4,600         239

 Cooper Cameron *                                      2,100         120

 Smith International                                   3,900         245

 Weatherford International *                           2,600         151

                                                                     968

 Oil & Gas  0.7%
 Murphy Oil                                            1,000         99

 XTO Energy                                            6,733         221

                                                                     320

 Total Energy                                                        1,288

 FINANCIALS  13.0%
 Capital Markets  7.2%
 A.G. Edwards                                          1,600         72

 AmeriTrade *                                          16,700        170

 AMVESCAP ADR                                          4,000         51

 Charles Schwab                                        19,900        209

 Eaton Vance                                           9,400         220

 Federated Investors, Class B                          3,700         105

 Franklin Resources                                    5,800         398

 Investors Financial Services                          4,600         225

 Janus Capital Group                                   5,500         77

 LaBranche & Co. *ss.                                  4,800         45

 Legg Mason                                            2,750         215

 Mellon Financial                                      9,800         280

 Northern Trust                                        9,700         421

 Raymond James Financial                               2,400         73

 SEI                                                   2,400         87

 State Street                                          9,300         406

 Waddell & Reed Financial, Class A                     3,900         77

                                                                     3,131

 Commercial Banks  1.7%
 Boston Private Financial ss.                          1,800         43

 City National                                         900           63

 East West Bancorp                                     2,000         74

 First Horizon National ss.                            1,200         49

 North Fork Bancorporation                             3,450         95

 Silicon Valley Bancshares *ss.                        1,800         79

 Synovus Financial                                     7,400         206

 UCBH Holdings                                         2,800         112

                                                                     721

 Consumer Finance  0.5%
 First Marblehead *ss.                                 1,500         86

 Moneygram International                               7,300         138

                                                                     224

 Diversified Financial Services  0.8%
 Moody's                                               4,500         364

                                                                     364

 Insurance  2.4%
 Ambac                                                 1,600         119

 Arch Capital Group *                                  1,600         64

 Arthur J. Gallagher                                   2,800         81

 Axis Capital Holdings                                 2,200         59

 Brown & Brown                                         2,000         92

 Markel *                                              200           69

 Marsh & McLennan                                      6,600         201

 MBIA                                                  1,700         89

 RenaissanceRe Holdings                                1,600         75

 Willis Group Holdings ss.                             4,900         181

                                                                     1,030

 Thrifts & Mortgage Finance  0.4%
 MGIC Investment                                       1,300         80

 Radian                                                1,400         67

 Triad Guaranty *                                      900           47

                                                                     194

 Total Financials                                                    5,664

 HEALTH CARE  19.7%
 Biotechnology  3.9%
 Abgenix *ss.                                          9,800         69

 Amylin Pharmaceuticals *ss.                           2,300         40

 Applera                                               4,000         79

 Celgene *                                             5,200         177

 Cephalon *ss.                                         1,600         75

 Charles River Laboratories International *            1,600         75

 deCode Genetics *ss.                                  7,200         41

 Diversa *                                             12,900        64

 Genzyme *                                             1,700         98

 Gilead Sciences *                                     4,000         143

 Human Genome Sciences *                               7,700         71

 Martek Biosciences *ss.                               2,800         163

 MedImmune *                                           3,400         81

 Millennium Pharmaceuticals *                          9,300         78

 Neurocrine Biosciences *ss.                           1,400         53

 OSI Pharmaceuticals *                                 1,000         42

 Protein Design Labs *ss.                              3,200         51

 Qiagen NV *ss.                                        10,400        124

 Techne *                                              2,900         117

 Vertex Pharmaceuticals *ss.                           6,200         58

                                                                     1,699

 Health Care Equipment & Supplies  6.8%
 ArthroCare *ss.                                       1,800         51

 Bausch & Lomb                                         2,600         191

 Beckman Coulter                                       2,000         133

 Becton, Dickinson                                     2,100         123

 Biomet                                                7,500         272

 C R Bard                                              3,700         252

 Cooper Companies                                      1,300         95

 Dentsply International                                2,400         131

 Edwards Lifesciences *                                1,900         82

 Gen-Probe *                                           2,500         111

 INAMED *                                              1,500         105

 Integra LifeSciences *ss.                             1,700         60

 Invitrogen *                                          2,200         152

 Kyphon *ss.                                           5,800         146

 Millipore *                                           1,700         74

 ResMed *ss.                                           1,600         90

 Respironics *                                         1,400         81

 Smith & Nephew ADR ss.                                2,700         127

 St. Jude Medical *                                    3,600         130

 Sybron Dental Specialties *                           1,600         57

 Varian Medical Systems *                              4,800         164

 Waters Corporation *                                  3,600         129

 Wright Medical Group *                                2,900         70

 Zimmer Holdings *                                     1,700         132

                                                                     2,958

 Health Care Providers & Services  7.9%
 Caremark RX *                                         6,000         239

 Coventry Health Care *                                4,100         279

 Davita *                                              4,149         174

 Express Scripts *                                     2,500         218

 Health Management                                     5,300         139

 Henry Schein *                                        4,400         158

 IMS Health                                            5,800         141

 Laboratory Corporation of America *                   4,900         236

 Lincare Holdings *                                    3,900         173

 Manor Care                                            3,100         113

 Medco *                                               5,300         263

 Omnicare                                              3,200         113

 Patterson Companies *ss.                              3,600         180

 Quest Diagnostics                                     3,100         326

 Renal Care Group *                                    2,400         91

 WellChoice *                                          6,100         325

 WellPoint *                                           2,300         288

                                                                     3,456

 Pharmaceuticals  1.1%
 Allergan                                              1,500         104

 Atherogenics *ss.                                     4,400         58

 IVAX *                                                4,500         89

 Medicines Company *                                   2,100         47

 Medicis Pharmaceutical, Class A                       2,000         60

 Nektar Therapeutics *                                 3,400         47

 Sepracor *                                            1,300         75

                                                                     480

 Total Health Care                                                   8,593

 INDUSTRIALS & BUSINESS SERVICES  11.0%
 Aerospace & Defense  1.3%
 Embraer Aircraft ADR ss.                              5,300         166

 Mercury Computer Systems *                            2,100         58

 Precision Castparts                                   900           70

 Rockwell Collins                                      5,700         271

                                                                     565

 Air Freight & Logistics  1.1%
 C.H. Robinson Worldwide                               3,700         191

 Expeditors International of Washington                3,700         198

 UTi Worldwide                                         1,600         111

                                                                     500

 Airlines  0.4%
 SkyWest                                               3,900         73

 Southwest Airlines                                    6,000         85

                                                                     158

 Building Products  0.2%
 Trex *ss.                                             1,600         71

                                                                     71

 Commercial Services & Supplies  5.9%
 Apollo Group, Class A *                               3,757         278

 ARAMARK, Class B                                      2,600         68

 Avery Dennison                                        1,700         105

 Career Education *                                    3,100         106

 ChoicePoint *                                         6,100         245

 Cintas                                                4,700         194

 Corporate Executive Board                             2,700         173

 Devry *ss.                                            2,600         49

 Dun & Bradstreet *                                    1,900         117

 Education Management *                                7,600         212

 Equifax                                               2,900         89

 H&R Block                                             1,200         61

 HNI Corporation                                       1,700         76

 ITT Educational Services *ss.                         1,900         92

 LECG *ss.                                             3,800         75

 Manpower                                              3,400         148

 Robert Half International                             9,300         251

 Stericycle *                                          2,500         111

 Universal Technical Institute *ss.                    2,700         99

 Watson Wyatt                                          1,800         49

                                                                     2,598

 Electrical Equipment  0.3%
 AMETEK                                                1,500         60

 II-VI *ss.                                            3,600         63

                                                                     123

 Industrial Conglomerates  0.3%
 Roper Industries                                      1,700         111

                                                                     111

 Machinery  1.2%
 Cuno *                                                900           46

 Danaher                                               2,000         107

 Dover                                                 1,500         57

 IDEX                                                  1,350         54

 ITT Industries                                        1,400         126

 Kaydon ss.                                            2,100         66

 Pall                                                  2,900         79

                                                                     535

 Road & Rail  0.3%
 Landstar Systems *                                    4,000         131

                                                                     131

 Total Industrials & Business Services                               4,792

 INFORMATION TECHNOLOGY  28.2%
 Communications Equipment  2.0%
 ADTRAN                                                4,600         81

 Corning *                                             15,300        170

 F5 Networks *ss.                                      2,700         136

 JDS Uniphase *                                        42,300        71

 Juniper Networks *ss.                                 10,200        225

 Plantronics                                           1,600         61

 Research In Motion *                                  1,700         130

                                                                     874

 Computers & Peripherals  1.6%
 Diebold                                               1,200         66

 Lexmark International *                               5,300         424

 Network Appliance *                                   4,800         133

 QLogic *                                              2,500         101

                                                                     724

 Electronic Equipment & Instruments  2.6%
 CDW                                                   4,300         244

 Dolby Laboratories, Class A *                         1,600         38

 FLIR Systems *                                        5,200         157

 Jabil Circuit *                                       7,400         211

 Littelfuse *                                          1,700         49

 Mettler-Toledo International *                        1,700         81

 Molex, Class A                                        6,400         151

 National Instruments                                  2,350         63

 Symbol Technologies                                   9,000         130

                                                                     1,124

 Internet Software & Services  1.5%
 MatrixOne *                                           14,400        69

 Monster Worldwide *                                   8,800         247

 Sina *ss.                                             4,900         152

 VeriSign *                                            4,600         132

 Websense *                                            1,200         64

                                                                     664

 IT Services  3.7%
 Affiliated Computer Services, Class A *               2,400         128

 Certegy                                               5,700         197

 Cognizant Technology Solutions *                      6,800         314

 DST Systems *                                         3,400         157

 Fiserv *                                              4,500         179

 Global Payments ss.                                   2,100         135

 Iron Mountain *                                       7,200         208

 Paychex                                               6,700         220

 Sabre Holdings                                        3,500         77

                                                                     1,615

 Office Electronics  0.5%
 Zebra Technologies *                                  4,650         221

                                                                     221

 Semiconductor & Semiconductor Equipment  9.0%
 Altera *                                              21,200        419

 AMIS Holdings *                                       4,700         53

 Analog Devices                                        10,100        365

 Broadcom, Class A *                                   4,900         147

 Cymer *ss.                                            1,900         51

 Integrated Circuit Systems *                          2,700         52

 Intersil Holding, Class A                             5,700         99

 KLA-Tencor *                                          2,500         115

 Lam Research *                                        3,400         98

 Linear Technology                                     10,900        418

 Marvell Technology Group *                            4,400         169

 Maxim Integrated Products                             9,600         392

 Microchip Technology                                  14,900        387

 National Semiconductor                                17,800        367

 Novellus Systems *                                    5,000         134

 Power Integrations *                                  2,600         54

 Semtech *                                             5,200         93

 Silicon Laboratories *ss.                             3,000         89

 Xilinx                                                14,200        415

                                                                     3,917

 Software  7.3%
 Activision *                                          6,266         93

 Adobe Systems                                         6,400         430

 BMC Software *                                        5,900         89

 Cadence Design Systems *                              9,100         136

 Check Point Software Technologies *                   5,300         115

 Citrix Systems *                                      5,600         133

 Cognos *                                              4,700         197

 Electronic Arts *                                     3,000         155

 FactSet Research Systems                              2,850         94

 Fair Isaac                                            2,500         86

 FileNet *                                             2,000         46

 Hyperion Solutions *                                  2,500         110

 Internet Security Systems *                           3,900         71

 Intuit *                                              5,100         223

 Jack Henry & Associates                               7,100         128

 Kronos *                                              900           46

 McAfee *                                              6,800         153

 Mercury Interactive *                                 4,800         228

 Novell *ss.                                           14,100        84

 Red Hat *ss.                                          11,800        129

 Salesforce.com *ss.                                   5,000         75

 Synopsys *                                            4,200         76

 VERITAS Software *                                    12,500        290

                                                                     3,187

 Total Information Technology                                        12,326

 MATERIALS  1.4%
 Chemicals  1.1%
 Ecolab                                                4,300         142

 Engelhard                                             1,600         48

 Praxair                                               2,300         110

 Sigma Aldrich                                         900           55

 Symyx Technologies *ss.                               1,700         38

 Valspar ss.                                           1,700         79

                                                                     472

 Containers & Packaging  0.3%
 Sealed Air *                                          2,300         119

                                                                     119

 Total Materials                                                     591

 TELECOMMUNICATION SERVICES  1.4%
 Wireless Telecommunication Services  1.4%
 American Tower Systems, Class A *                     9,600         175

 Crown Castle International *                          10,100        162

 Nextel Partners, Class A *ss.                         12,700        279

 Total Telecommunication Services                                    616

 Total Common Stocks (Cost  $41,226)                                 43,636

 SHORT-TERM INVESTMENTS  0.6%
 Money Market Fund  0.6%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       291,332       291

 Total Short-Term Investments (Cost  $291)                           291

 SECURITIES LENDING COLLATERAL  12.8%
 Money Market Trust  12.8%
 State Street Bank and Trust Company of New Hampshire
N.A.
 Securities Lending Quality Trust units, 2.882% #      5,582,480     5,582

 Total Securities Lending Collateral (Cost  $5,582)                  5,582

 Total Investments in Securities
 113.3% of Net Assets (Cost $47,099)                    $            49,509


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      March 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 ADR  American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of medium-sized growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $5,445,000; aggregate collateral consisted of $5,582,000 in the money market pooled trust.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $47,099,000. Net unrealized gain aggregated $2,410,000 at period-end, of which $4,818,000 related to appreciated investments and $2,408,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $2,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $291,000 and $1,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005